Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Summary of changes in the ordinary share awards relating to the Share Holding Platform

	Number of
	ordinary shares	Weighted average
	under	grant-date
	Incentive Platform	fair value

Non-Vested at January 1, 2018	789,150	88.59
Granted	906,949	107.42
Vested	1,159,581	103.32
Non-Vested at December 31, 2018	536,518	88.59

Summary of changes in the share options relating to ordinary shares granted

			Weighted
		Weighted	average		Aggregate
	Number of	average	remaining		Intrinsic
	share options	exercise price	contractual life		Value of option
Outstanding at January 1, 2018	300,000	66.26	8.17	years	11,477
Granted	125,000	105.25	0	year	13,148
Exercised	125,000	105.25	0	year	13,148
Cancelled	300,000	66.26	0	year	11,477
Outstanding at December 31, 2018	—	—

2016 Share Incentive Plan
Schedule of binominal option pricing model to estimate the fair value of the share units granted

June 20, 2016
Risk-free interest rate	2.54%
Contract life	9.7
Expected volatility range	31.25%
Expected dividend yield	3.14%
Exercise multiple	2.8x
Fair value of underlying ordinary shares on the date of option grants (RMB)	67.37